FAIR VALUE MEASUREMENT - Energy swap contracts (Details) - WTI oil swap contracts $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item $ / bbl bbl	Dec. 31, 2017 USD ($)
Financial Instruments
Unrealized gain (loss) on derivative instruments | $	$ (7.5)	$ 9.8
2019
Financial Instruments
WTI oil swap contracts (barrels)	864,451
Average price | item	51.73
2020
Financial Instruments
WTI oil swap contracts (barrels)	590,400
Average price | item	56.21
2021
Financial Instruments
WTI oil swap contracts (barrels)	174,000
Average price | item	58.84
2020, 2021
Financial Instruments
WTI oil swap contracts (barrels)	944,400
Average price | $ / bbl	56.95